Finance Income - Summary of Finance Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Material income and expense [abstract]
Interest income	$ 3,227,496	$ 235,468	$ 372,001
Total finance income	$ 3,227,496	$ 235,468	$ 372,001